Intangible Assets	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Intangible Assets
15.
Intangible assets

	2023	2022
	S$’000	S$’000
Composition:
Goodwill (Note 15(a))	325,411	347,144
Trademarks, brand and domain names (Note 15(b))	7,146	8,803
Acquired computer software (Note 15(c))	643	1,190
Property data (Note 15(d))	555	431
Internally developed computer software (Note 15(e))	31,071	30,140
Development cost in progress (Note 15(f))	13,352	5,928
	378,178	393,636

During the financial year, the Board approved the plans to cease operations in the Indonesia marketplace and the plans to decommission FastKey. Consequently, an impairment of intangible assets of S$5,463,000 in relation to internally developed computer software and development cost in progress are recognized in the consolidated statement of comprehensive income as at 31 December 2023.

(a)
Goodwill

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	347,144	362,448
Currency revaluation adjustments	(17,549)	(17,380)
Impairment during the year	(4,184)	—
Acquisition of a subsidiary*	—	2,076
End of financial year	325,411	347,144

*Certain amounts in the prior year have been re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022.

Impairment tests for goodwill

Goodwill is allocated to the Group’s CGUs identified as follows:

	2023	2022
	S$’000	S$’000
Vietnam marketplace	107,561	112,080
Malaysia marketplace[1]	201,774	214,614
Others[2]	16,076	20,450
	325,411	347,144

1.
Comprises of iProperty.com Malaysia Sdn. Bhd., Brickz Research Sdn. Bhd., IPGA Management Services Sdn. Bhd. and PropertyGuru Malaysia International (Malaysia) Sdn Bhd.
2.
Comprise of Singapore marketplace, Thailand marketplace, Indonesia marketplace, Data and Sendhelper CGUs.

2023 impairment assessment

The recoverable amounts of the Vietnam and Malaysia marketplaces CGUs were determined based on their FVLCTS. Assumptions used in the FVLCTS calculations include enterprise value / sales (“EV/S”) multiples.

Key assumptions used in FVLCTS calculations:

2023
Enterprise Value / Sales Multiple
Vietnam marketplace	7.7x
Malaysia marketplace	7.7x

15. Intangible assets (continued)

(a)
Goodwill (continued)

Impairment tests for goodwill (continued)

In 2023, a reasonably possible change in the assumptions used in the FVLCTS of the Vietnam and Malaysia marketplaces will cause their carrying amounts to exceed their recoverable amounts.

The amounts by which the recoverable amounts exceeds their carrying amounts for those CGUs are as follows:

Headroom (S$'000)
Vietnam marketplace	28,938
Malaysia marketplace	11,111

Based on a sensitivity analysis performed, a decrease in EV/S multiple by 1.6x and 0.3x in the Vietnam and Malaysia marketplace CGUs respectively, would result in the recoverable amounts of these CGUs to be equal to their carrying amounts.

2022 impairment assessment

In 2022, the recoverable amount was determined based on the value-in-use (VIU) whereby management determined budgeted revenue growth rates and EBIT margin based on past performance and its expectations of market developments. The discount rates used were pre-tax and reflected specific risks relating to the relevant segments. Terminal value was determined based on cashflows at the point the CGU has reached a steady state of growth. Terminal growth rates used were consistent with long term forecasts included in industry reports.

Cash flow projections used in the VIU calculations were based on financial budgets approved by management covering a five-years period.

	2022
	Revenue growth rate[1]	Terminal growth rate[2]	Discount rate[3]
Vietnam marketplace	18-38%	6.0%	23.0%
Malaysia marketplace	20-36%	4.0%	16.2%
Others	4-234%	3.0% - 5.5%	14.5% - 23.1%

1.
Budgeted revenue growth rate
2.
Weighted average growth rate used to extrapolate cash flows beyond the budget period
3.
Pre-tax discount rate applied to the pre-tax cash flow projections

In 2022, based on a sensitivity analysis performed, management found recoverable amounts to be most sensitive to changes in revenue growth rates. A decrease in revenue growth rates by 5.1 and 5.7 percentage points every year in the Vietnam and Malaysia marketplace CGUs respectively, would result in the recoverable amounts of these CGUs to be equal to their carrying amounts.

Any reasonably possible change in the assumptions used in the value-in-use calculations of all CGUs will not cause their carrying amounts to exceed their recoverable amounts.

The annual impairment test for the years ended 31 December 2023 and 2022 on the Group's goodwill indicated that no impairment charge was necessary.

15.
Intangible assets (continued)
(b)
Trademarks, brand and domain names

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	20,877	20,738
Additions	25	15
Acquisition of a subsidiary	—	962
Disposals during the year	(4,674)	(8)
Currency revaluation adjustments	(253)	(830)
End of financial year	15,975	20,877
Accumulated amortisation and impairment
Beginning of financial year	12,074	11,238
Amortisation charge	1,298	1,288
Impairment charge	42	—
Disposals during the year	(4,654)	(1)
Currency revaluation adjustments	69	(451)
End of financial year	8,829	12,074
Net book value	7,146	8,803

(c)
Acquired computer software

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	3,895	2,855
Additions	133	689
Reclassification from internally developed computer software	—	426
Disposals during the year	(11)	(40)
Currency revaluation adjustments	(40)	(35)
End of financial year	3,977	3,895
Accumulated amortisation
Beginning of financial year	2,705	1,909
Amortisation charge	663	727
Reclassification from internally developed computer software	—	100
Disposals during the year	(11)	(17)
Currency revaluation adjustments	(23)	(14)
End of financial year	3,334	2,705
Net book value	643	1,190

15.
Intangible assets (continued)
(d)
Property data

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	704	355
Additions	415	368
Disposals during the year	(34)	—
Currency revaluation adjustments	(42)	(19)
End of financial year	1,043	704
Accumulated amortisation
Beginning of financial year	273	122
Amortisation charge	271	160
Disposals during the year	(34)	—
Currency revaluation adjustments	(22)	(9)
End of financial year	488	273
Net book value	555	431

(e)
Internally developed computer software

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	54,727	27,644
Acquisition of a subsidiary	—	92
Transfers from development cost in progress	17,417	28,103
Reclassification to acquired computer software	—	(426)
Disposals during the year	(232)	—
Currency revaluation adjustments	(870)	(686)
End of financial year	71,042	54,727
Accumulated amortisation and impairment
Beginning of financial year	24,587	12,635
Amortisation charge	15,570	12,340
Impairment charge	721	—
Reclassification to acquired computer software	—	(100)
Disposals during the year	(232)	—
Transfer from development cost in progress	—	80
Currency revaluation adjustments	(675)	(368)
End of financial year	39,971	24,587
Net book value	31,071	30,140

15.
Intangible assets (continued)
(f)
Development cost in progress

	2023	2022
	S$’000	S$’000
Cost
Beginning of financial year	5,928	13,105
Additions	25,560	21,107
Transfers to internally developed computer software	(17,417)	(28,103)
Write off during the year	(516)	(84)
Currency revaluation adjustments	(203)	(97)
End of financial year	13,352	5,928
Accumulated impairment
Beginning of financial year	—	84
Impairment charge	516	—
Transfers to internally developed computer software	—	(80)
Impairment written off during the year	(516)	—
Currency revaluation adjustments	—	(4)
End of financial year	—	—
Net book value	13,352	5,928

The additions in development cost in progress included an amount of S$819,000 (2022: S$Nil, 2021: S$Nil) related to capitalization of share-based payments.